Revenue Recognition (Tables)	9 Months Ended
Nov. 03, 2018
Revenue from Contract with Customer [Abstract]
Summary of Disaggregation of Revenue

The following table summarizes the Company’s percentage of sales disaggregated by category for the thirteen and thirty-nine weeks ended November 3, 2018:

	Thirteen Weeks Ended November 3, 2018	Thirty-Nine Weeks Ended November 3, 2018
Edible Grocery	25%	24%
Perishables	27%	28%
Non-Edible Grocery	22%	21%
General Merchandise	12%	13%
Gasoline and Other Ancillary Services	14%	14%